Equity (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Equity
Summary of common units issued as partial consideration for several acquisitions

Osterman combination	4,000,000
SemStream combination	8,932,031
Pacer combination	1,500,000
Total - Year Ended March 31, 2012	14,432,031

High Sierra combination	20,703,510
Retail propane combinations	850,676
Crude oil logistics and water solutions combinations	516,978
Pecos combination	1,834,414
Third Coast combination	344,680
Total - Year Ended March 31, 2013	24,250,258

Water solutions combinations	222,381
Crude oil logistics combinations	175,211
OWL combination	2,463,287
Total - Year Ended March 31, 2014	2,860,879

Schedule of equivalent units not eligible to receive distributions

Equivalent
Units Not
Record Date	Eligible
August 3, 2011	—
October 31, 2011	4,000,000
February 3, 2012	7,117,031
April 30, 2012	3,932,031
August 3, 2012	17,862,470
October 29, 2012	516,978
February 4, 2013	1,202,085
May 6, 2013	—
August 5, 2013	—
November 4, 2013	979,886
February 4, 2014	—
May 5, 2014	—

Schedule of restricted unit activity

Unvested restricted units at March 31, 2014	1,311,100
Units granted	333,903
Units vested and issued	(438,009)
Units withheld for employee taxes	(231,194)
Units forfeited	(117,000)
Unvested restricted units at September 30, 2014	858,800

Unvested restricted units at March 31, 2012	—
Units granted	1,684,400
Units vested and issued	(156,802)
Units withheld for employee taxes	(61,698)
Units forfeited	(21,000)
Unvested restricted units at March 31, 2013	1,444,900
Units granted	494,000
Units vested and issued	(296,269)
Units withheld for employee taxes	(122,531)
Units forfeited	(209,000)
Unvested restricted units at March 31, 2014	1,311,100

Summary of scheduled vesting of the awards
Vesting Date	Number of Awards
July 1, 2015	334,800
July 1, 2016	314,000
July 1, 2017	178,500
July 1, 2018	31,500
Unvested restricted units at September 30, 2014	858,800

Vesting Date	Number of Awards
July 1, 2014	408,300
January 1, 2015	4,000
July 1, 2015	341,300
January 1, 2016	4,000
July 1, 2016	322,500
January 1, 2017	4,000
July 1, 2017	192,500
January 1, 2018	4,000
July 1, 2018	30,500
Total unvested units at March 31, 2014	1,311,100

Schedule of estimated share-based expense to be recorded on the awards granted
Year Ending March 31,
2015	$14,393
2016	11,279
2017	7,429
2018	2,310
2019	229
Total	$35,640

Schedule of rollforward of the liability related to equity-based compensation

Following is a rollforward of the liability related to equity-based compensation, which is reported within accrued expenses and other payables on our condensed consolidated balance sheets (in thousands):

Balance at March 31, 2014	$10,012
Expense recorded	21,659
Value of units vested and issued	(18,763)
Taxes paid on behalf of participants	(9,901)
Balance at September 30, 2014	$3,007

Following is a rollforward of the liability related to equity-based compensation, which is reported within accrued expenses and other payables on our consolidated balance sheets (in thousands):

Balance at March 31, 2012	$—
Expense recorded	10,138
Value of units vested and issued	(3,627)
Taxes paid on behalf of participants	(1,468)
Balance at March 31, 2013	5,043
Expense recorded	17,804
Value of units vested and issued	(9,085)
Taxes paid on behalf of participants	(3,750)
Balance at March 31, 2014	$10,012

Partnership Equity
Schedule of percentage allocations of available cash from operating surplus between the unitholders and general partner

			Amount	Amount Paid to	Amount Paid to
Date Declared	Record Date	Date Paid	Per Unit	Limited Partners	General Partner
				(in thousands)	(in thousands)
July 25, 2011	August 3, 2011	August 12, 2011	$0.1669	$2,467	$3
October 21, 2011	October 31, 2011	November 14, 2011	0.3375	4,990	5
January 24, 2012	February 3, 2012	February 14, 2012	0.3500	7,735	10
April 18, 2012	April 30, 2012	May 15, 2012	0.3625	9,165	10
July 24, 2012	August 3, 2012	August 14, 2012	0.4125	13,574	134
October 17, 2012	October 29, 2012	November 14, 2012	0.4500	22,846	707
January 24, 2013	February 4, 2013	February 14, 2013	0.4625	24,245	927
April 25, 2013	May 6, 2013	May 15, 2013	0.4775	25,605	1,189
July 25, 2013	August 5, 2013	August 14, 2013	0.4938	31,725	1,739
October 23, 2013	November 4, 2013	November 14, 2013	0.5113	35,908	2,491
January 23, 2014	February 4, 20143	February 14, 2014	0.5313	42,150	4,283
April 24, 2014	May 5, 2014	May 15, 2014	0.5513	43,737	5,754

Future Distribution Payments
Partnership Equity
Schedule of percentage allocations of available cash from operating surplus between the unitholders and general partner

					Marginal Percentage Interest In
	Total Quarterly				Distributions
	Distribution Per Unit				Unitholders	General Partner
Minimum quarterly distribution				$0.337500	99.9%	0.1%
First target distribution	above	$0.337500	up to	$0.388125	99.9%	0.1%
Second target distribution	above	$0.388125	up to	$0.421875	86.9%	13.1%
Third target distribution	above	$0.421875	up to	$0.506250	76.9%	23.1%
Thereafter	above	$0.506250			51.9%	48.1%

					Marginal Percentage Interest In
	Total Quarterly				Distributions
	Distribution per Unit				Unitholders	General Partner
Minimum quarterly distribution				$ 0.337500	99.9%	0.1%
First target distribution	above	$ 0.337500	up to	$ 0.388125	99.9%	0.1%
Second target distribution	above	$ 0.388125	up to	$ 0.421875	86.9%	13.1%
Third target distribution	above	$ 0.421875	up to	$ 0.506250	76.9%	23.1%
Thereafter	above	$ 0.506250			51.9%	48.1%